Cash and deposits with financial institutions	12 Months Ended
Oct. 31, 2024
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Cash and deposits with financial institutions
7	Cash and Deposits with Financial Institutions

As at October 31 ($ millions)	2024		2023
Cash and non-interest-bearing deposits with financial institutions	$9,406		$10,173
Interest-bearing deposits with financial institutions	54,454		80,139
Total	$63,860	(1)	$90,312	(1)

(1)	Net of allowances of $3 (2023 – $7).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties
,
and these amounted to $5,322 million (2023 – $5,758 million) and are included above.